Debt (Details) - 3 - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 18, 2022	Dec. 28, 2021	Mar. 18, 2021	Mar. 31, 2023	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - 3 [Line Items]
Net proceeds									$ 7,221,164		$ 12,253,585	$ 3,877,759
Amortization of debt issuance costs								$ 128,583	104,878		$ 189,414	$ 9,460
Percentage of face value of debt instrument					75.00%						50.00%	75.00%
Factor to be considered for calculating the redemption						2		2			2
Multiplier to conversion price	0.65
Multiplier to conversion price on automatic exension	0.6
Line of Credit Facility, Fair Value of Amount Outstanding					$ 75						$ 50	$ 75
Proceeds from issuance of convertible debentures								$ 650,000	1,252,000		1,612,000	2,102,500
Convertible Debentures [Member]
Debt (Details) - 3 [Line Items]
Amortization of debt issuance costs						$ 2,015	$ 2,015	$ 5,890	5,980		7,996	6,309
Proceeds from issuance of convertible debentures		$ 2,102,500	$ 2,102,500	$ 650,000							$ 1,612,000	2,102,500
Debt instrument, interest rate during period		6.00%	6.00%	6.00%						6.00%	6.00%
Debt conversion stock price discount						25.00%		25.00%
Long term debt term				5 years
Convertible Debenture principal balance											$ 3,714,500	2,102,500
Issuance Cost					40,000	$ 40,000		$ 40,000				40,000
Bridge Note Detachable Warrants [Member]
Debt (Details) - 3 [Line Items]
Warrants and rights outstanding, term						5 years		5 years
Fair value of warrant						$ 429,284		$ 429,284
Bridge Note Detachable Warrants [Member] | Measurement Input, Share Price [Member]
Debt (Details) - 3 [Line Items]
Class of warrant or right issued during the period shares						0.44		0.44
Bridge Note Detachable Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt (Details) - 3 [Line Items]
Class of warrant or right issued during the period shares						27		27
Bridge Note Detachable Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt (Details) - 3 [Line Items]
Class of warrant or right issued during the period shares						1.53		1.53
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member]
Debt (Details) - 3 [Line Items]
Original Principal	$ 1,136,364
Maturity date	Mar. 31, 2023
Debt instrument percentage of discount	12.00%
Interest rate per annum	12.00%					12.00%		12.00%
Percentage of gross revenue payable on defalut event	20.00%
Multiplier to conversion price	0.65
Multiplier to conversion price on automatic exension	0.6
Stock issued during period shares (in Shares)	41,167
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) - 3 [Line Items]
Fair value amount of debt instrument repurchased						$ 1,136,364		$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed	120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Target Capital 1, LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) - 3 [Line Items]
Fair value amount of debt instrument repurchased	$ 1,136,364
Percentage price of original principal amount of debt at which debt can be redeemed	120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Bridge Note Detachable Warrants [Member]
Debt (Details) - 3 [Line Items]
Interest rate per annum	12.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member]
Debt (Details) - 3 [Line Items]
Original Principal	$ 568,182
Interest rate per annum	12.00%					12.00%		12.00%			12.00%
Percentage of gross revenue payable on defalut event	20.00%
Debt instrument Initial maturity date	Jan. 24, 2023
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | Before Debt Initial Maturity Date [Member]
Debt (Details) - 3 [Line Items]
Fair value amount of debt instrument repurchased						$ 568,182		$ 568,182			$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed	120.00%
Original Issue Discount Secured Convertible Note loan [Member] | Lender 622 Capital LLC [Member] | After Debt Initial Maturity Date [Member]
Debt (Details) - 3 [Line Items]
Fair value amount of debt instrument repurchased	$ 568,182
Percentage price of original principal amount of debt at which debt can be redeemed	120.00%
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
Original Principal					2,500,000							2,500,000
Short Term Secured Convertible Debt One [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
Original Principal					$ 2,500,000							$ 2,500,000
Original issue discount rate					12.00%							12.00%
Maturity date					Jan. 24, 2023
Original issue discount amount					$ 300,000							$ 300,000
Conversion price rate					40.00%							40.00%
Net proceeds					$ 1,100,000
Issuance costs					70,500							$ 70,500
Debt issuance costs gross two					$ 54,000							54,000
Amortization of debt issuance costs						$ 0	$ 64,670	$ 62,758	$ 92,629		$ 123,727	$ 773
Short Term Secured Convertible Debt One [Member] | IPO [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
IPO discount rate					35.00%							35.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Three [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
Percentage of face value of debt instrument						50.00%		50.00%			50.00%
Short Term Secured Convertible Debt One [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Seven [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
Percentage of face value of debt instrument						75.00%		75.00%			75.00%
Short Term Secured Convertible Debt One [Member] | Non Consummation Of Qualified Financing Or Non Repayment Of Loan [Member] | Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member]
Debt (Details) - 3 [Line Items]
Percentage of face value of debt instrument						100.00%		100.00%			100.00%